GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Goodwill by Reporting Segment and Corporate and Other

Information regarding goodwill by reporting segment and Corporate and Other is as follows:

	Individual Retirement	Group Retirement	Protection Solutions	Corporate and Other	Subtotal	Investment Management and Research	Total
	(in millions)
Balance at January 1, 2015
Goodwill	$53	$122	$139	$55	$369	$4,548	$4,917
Accumulated impairment losses	—	—	—	—	—	—	—

Total goodwill, net	$53	$122	$139	$55	$369	$4,548	$4,917

Goodwill acquired during year	—	—	—	—	—	—	$—
Impairment losses recognized during year	—	—	—	—	—	—	—
Balance at December 31, 2015
Goodwill	$53	$122	$139	$55	$369	$4,548	$4,917
Accumulated impairment losses	—	—	—	—	—	—	—

Total goodwill, net	$53	$122	$139	$55	$369	$4,548	$4,917

Goodwill acquired during year	—	—	—	—	—	22	22
Impairment losses recognized during year	—	—	—	—	—	—	—
Balance at December 31, 2016
Goodwill	$53	$122	$139	$55	$369	$4,570	$4,939
Accumulated impairment losses	—	—	—	—	—	—	—

Total goodwill, net	$53	$122	$139	$55	$369	$4,570	$4,939

Goodwill acquired during year	—	—	—	—	—	—	—
Impairment losses recognized during year	$(53)	(122)	(139)	(55)	(369)	—	(369)
Balance at December 31, 2017
Goodwill	$53	$122	$139	$55	$369	$4,570	$4,939
Accumulated impairment losses	(53)	(122)	(139)	(55)	(369)	—	(369)

Total goodwill, net	$—	$—	$—	$—	$—	$4,570	$4,570